Annual Total Returns - Eaton Vance Short Duration Inflation-Protected Income Fund	Oct. 31, 2024
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Class A
Bar Chart Table:
2015	(1.10%)
2016	5.80%
2017	1.80%
2018	(0.49%)
2019	5.28%
2020	5.04%
2021	7.49%
2022	(3.20%)
2023	5.96%
2024	5.39%